EMPLOYEE BENEFITS (Details 2) $ in Thousands	Dec. 31, 2017 USD ($)
Wage growth rates [member]
Increase in 100 bps	$ 5,590
Decrease in 100 bps	(5,212)
Discount rate [member]
Increase in 100 bps	(5,170)
Decrease in 100 bps	$ 6,018